Document and Entity Information	May 05, 2026
Cover [Abstract]
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0001061630
Document Type	8-K
Document Period End Date	May 05, 2026
Entity Registrant Name	Blackstone Mortgage Trust, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	1-14788
Entity Tax Identification Number	94-6181186
Entity Address, Address Line One	345 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10154
City Area Code	(212)
Local Phone Number	655-0220
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.01 per share
Trading Symbol	BXMT
Entity Emerging Growth Company	false